Financial assets at amortized cost (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value of Financial Assets Accepted as Collateral [Abstract]
Fair value of finacial assets accepted as collateral	$ 58,592,720	$ 299,260,885